Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 20 — SEGMENT REPORTING

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 280, Segment Reporting, as amended by Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires companies to disclose segment information based on how management allocates resources and evaluates operating performance.

The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer. The CODM regularly reviews financial information, including segment revenue, gross profit, significant segment expenses (selling expenses and general and administrative expenses), segment net income (loss), and segment assets to evaluate segment performance and allocate resources accordingly.

Based on the internal management reporting and assessment, the Company determined that it operates in two reportable segments: Hong Kong Trading and PRC Manufacturing.

The Company’s primary measure of segment performance is segment net income (loss). Other key measures reviewed by the CODM include segment revenue, gross profit, significant segment expenses (selling expenses and general and administrative expenses), and segment assets.

The following tables present the Company’s segment information for the years ended December 31, 2024, 2023, and 2022:

	For the years ended December 31,
	2024	2023	2022
Revenue
— Hong Kong Trading	$7,282,272	$5,461,367	$7,438,145
— PRC Manufacturing	38,102,258	46,155,510	42,521,598
Elimination of internal transaction	(521,100)	(188,823)	(108,609)
Total Revenue	$44,863,430	$51,428,054	$49,851,134

Cost of sales
— Hong Kong Trading	$5,655,693	$4,341,978	$6,068,362
— PRC Manufacturing	28,323,614	36,418,495	33,607,780
Elimination of internal transaction	(521,100)	(227,396)	(110,336)
Total Cost of sales	$33,458,207	$40,533,077	$39,565,806
	For the years ended December 31,
	2024	2023	2022
Gross Profit
— Hong Kong Trading	$1,626,579	1,119,389	$1,369,783
— PRC Manufacturing	9,778,644	9,737,015	8,913,818
Elimination of internal transaction	-	38,573	1,727
Total Gross Profit	$11,405,223	10,894,977	$10,285,328

Selling Expenses
— Hong Kong Trading	$417,823	190,198	$257,843
— PRC Manufacturing	5,924,928	2,519,178	1,860,209
Total Selling expense	$6,342,751	2,709,376	$2,118,052

General and Administrative Expenses
— Hong Kong Trading	$2,268,421	1,756,780	$1,487,299
— PRC Manufacturing	954,538	1,193,408	1,309,104
Total General and Administrative expense	$3,222,959	2,950,188	$2,796,403

	For the years ended December 31,
	2024	2023	2022
Segment net income (loss):
— Hong Kong Trading	$5,059,493	$2,780,297	$(188,151)
— PRC Manufacturing	1,379,362	3,995,034	3,597,790
Elimination of internal transaction	(6,799,871)	(3,742,754)	(342,349)
Total Segment net income (loss)	$(361,016)	$3,032,577	$3,067,290

Segment assets
— Hong Kong Trading	$17,112,819	$15,852,788	$13,803,190
— PRC Manufacturing	36,286,620	44,968,801	38,526,009
Elimination of internal transaction	(14,093,614)	(14,124,471)	(12,695,986)
Total Segment assets	$39,305,825	$46,697,118	$39,633,213